Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net [Abstract]
Original Costs and Accumulated Amortization of Intangible Assets
	December 31, 2014	December 31, 2013
Patents	$588,678	$2,214,618
Customer list	590,000	590,000
Know-how	690,000	1,234,812
Contract backlog	-	60,534
Total intangible assets	1,868,678	4,099,964
Less accumulated amortization	(885,298)	(1,825,516)
Intangible assets, net	$983,380	$2,274,448

Amortization Expense
For the Years Ending December 31,	Amount
2015	$215,871
2016	147,044
2017	97,871
2018	97,871
2019	97,871
Thereafter	326,852
Total	$983,380